Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (7,879)	$ (7,814)	$ (6,496)
Adjustments required to reconcile net loss to net cash used in operating activities
Depreciation	107	68	23
Interest expenses on convertible promissory note	4
Accrued interest on deposits	(3)	(45)
Share based compensation expenses	182	241	790
Unrealized gain from foreign currency derivative activities	68	(68)
Marketing expenses paid in ordinary shares	100
Provision for inventory write-off	75
Changes in operating assets and liabilities items:
Decrease in accounts receivable			8
Decrease (increase) in inventories	(269)	(1,026)	5
Decrease (increase) in governmental grants receivables	91	(54)	8
Decrease (increase) in other receivables and prepaid expenses	357	(136)	(496)
Increase (decrease) in advance payments	(228)	(41)	79
Increase (decrease) in deferred revenues		(12)	(12)
Increase (decrease) in accounts payable	(253)	254	84
Increase (decrease) in accrued payroll and other employment related accruals	(177)	163	194
Increase in accrued expenses	212	36	99
Net cash used in operating activities	(7,613)	(8,434)	(5,714)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(43)	(194)	(48)
Decrease (increase) in deposits, net	3,240	(4,054)
Prepayments of leasing			(18)
Net cash provided by (used in) investing activities	3,197	(4,248)	(66)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares issued in the public offering, net of issuance cost	1,578	1,670
Proceeds from issuance of units of ordinary shares and warrants in connection with the initial public offering, net of issuance expenses			14,319
Proceeds from issuance of SAFEs			500
Refund to SAFE investors			(100)
Proceeds from credit line			800
Repayment of credit line			(800)
Proceeds from issuance of ordinary shares as a result of exercise of warrants		1,449	160
Proceeds from issuance of ordinary shares associated with the SEPA	4,353
Proceeds from issuance of convertible promissory note	1,920
Repayment of convertible promissory note	(1,156)
Net cash provided by financing activities	6,695	3,119	14,879
Net increase (decrease) in cash and cash equivalents	2,279	(9,563)	9,099
Cash and cash equivalents at the beginning of year	810	10,373	1,274
Cash and cash equivalents at the end of year	3,089	810	10,373
Supplemental Disclosure:
Interest paid	49		40
Interest received	(144)	(305)
Conversion of SAFEs to equity			400
Right-of-use asset recognized against lease liability		$ 644	$ 229